Net loss per share attributable to common stockholders (Details) - Schedule of basic and diluted net loss per share attributable to common stockholders - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders Abstract
Net loss attributable to common stockholders	$ (104,221,432)	$ (21,055,599)
Less: Accretion to preferred stock redemption value		(13,463,002)
Total	$ (104,221,432)	$ (34,518,601)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted (in Shares)	96,835.154	63,992.3
Net loss per share attributable to common stockholders, basic and diluted (in Dollars per share)	$ (1,076.28)	$ (539.42)